ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Advances to suppliers
Advances to suppliers	R$ 1,342,327	R$ 1,058,277
Current	59,564	43,162
Non current	1,282,763	1,015,115
Forestry development program and partnerships
Advances to suppliers
Advances to suppliers	1,282,763	1,015,115
Advance to suppliers
Advances to suppliers
Advances to suppliers	R$ 59,564	R$ 43,162